SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

25. SHARE CAPITAL

(a) Authorized and issued capital

The Company has unlimited authorized common shares with no par value.

The movement in the Company's issued and outstanding capital during the periods is summarized in the consolidated statements of changes in equity.

The Company files prospectus supplements to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company. The sale of common shares has taken place through "at-the-market" ("ATM") distributions, as defined in National Instrument 44-102 Shelf Distributions, directly on the New York Stock Exchange.

On February 22, 2024, the Company entered into an equity distribution agreement with BMO Capital Markets Corp. and TD Securities (USA) LLC (collectively, the "Agents") and filed a prospectus supplement to its short form base shelf prospectus dated August 3, 2023, pursuant to which the Company may, at its discretion and from time-to-time sell through the Agents, common shares of the Company for aggregate gross proceeds of up to $150.0 million through an ATM program (the "2024 ATM Program"). During the year ended December 31, 2025, no shares were sold under the 2024 ATM Program. The Company incurred $nil (December 31, 2024 - $2.3 million) in transaction costs in relation to the 2024 ATM Program, this program expired on September 3, 2025.

On September 24, 2025, the Company filed and obtained a receipt for a final short form base shelf prospectus in each province of Canada (other than Québec), and a registration statement on Form F-10 in the United States, which will allow the Company to undertake offerings (including by way of "at-the-market distributions") under one or more prospectus supplements of various securities listed in the shelf prospectus over a 25-month period commencing as of the date of the receipt of the base shelf prospectus. During the year ended December 31, 2025, no shares were issued under this program.

On September 12, 2024 the Company renewed its ongoing share repurchase program (the "2024 Share Repurchase Program") which permitted it to repurchase up to 10,000,000 shares (3.32% of the Company's issued and outstanding shares as at September 4, 2024) until September 11, 2025. The Share Repurchase Program is a "normal course issuer bid" and will be carried out through the facilities of the Toronto Stock Exchange and alternative Canadian marketplaces. All common shares, if any, purchased pursuant to the Share Repurchase Program will be cancelled. The Company believes that from time to time, the market price of its common shares may not fully reflect the underlying value of the Company's business and its future business prospects. The Company believes that at such times, the purchase of common shares would be in the best interest of the Company. During the year ended December 31, 2025, the Company repurchased a total of 768,500 common shares at an average price of CAD$7.90 per share under its 2024 Share Repurchase Program, resulting in total payments of $4.3 million, net of transaction costs (December 31, 2024 - $nil). The 2024 Share Repurchase Program expired on September 11, 2025, and was renewed by the Company on October 14, 2025 (the "2025 Share Repurchase Program"). Under the 2025 Share Repurchase Program, the Company may repurchase up to 24.5 million common shares (5% of the Company's issued and outstanding common shares as at December 31, 2025), and the program expires on October 13, 2026. During the year ended December 31, 2025, the Company repurchased a total of 400,000 common shares at an average price of CAD$15.58 per share under its 2025 Share Repurchase Program, resulting in total payments of $4.4 million.

(b) Stock options

On May 26, 2022, the Company's shareholders approved a new Long-Term Incentive Plan (the "2022 LTIP"). Under the terms of the 2022 LTIP, the maximum number of common shares of the Company reserved for issuance in respect of awards granted under the plan, together with any other security-based arrangements of the Company, cannot exceed 6% of the Company's issued and outstanding shares at the time of granting the award. The Company may grant stock options ("Options") to its directors, employees and consultants under the 2022 LTIP. Options may be granted for a period of time not to exceed ten years from the grant date, and the exercise price of all options will not be lower than the Market Price (as defined in the 2022 LTIP) of the Company's common shares as of the grant date. All Options (other than those granted to the Company's Chief Executive Officer) vest in equal portions over a period of 30 months, with 25% vesting on the first anniversary of the grant date, and an additional 25% vesting each six months thereafter. All Options granted to the Chief Executive Officer vest in equal portions over a period of five years, with 20% vesting on the first anniversary of the grant date, and an additional 20% vesting each 12 months thereafter. Any Options granted prior to May 26, 2022 will be governed by the terms of the plan under which they were granted, namely the 2017 Option Plan and the 2019 Long-Term Incentive Plan (the "2019 LTIP"), as applicable.

Under the terms of the Merger Agreement, the Company issued an aggregate of 8,242,244 First Majestic options in exchange for all existing Gatos options at exercise prices adjusted by the Exchange Ratio. These stock options have a contractual term of 10 years from the original grant dates and entitle the holder to purchase shares of the Company's common stock. All options (other than those granted to non-employee directors) vest in equal portions over a 3-year period. All options granted to non-employee directors vested immediately on the Acquisition Date.

The following table summarizes information about Options outstanding as at December 31, 2025:

	Options Outstanding			Options Exercisable
Exercise prices (CAD$)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)

2.01 - 5.00	292,722	2.81	4.02	211,877	2.64	2.53
5.01 - 10.00	3,164,353	8.21	7.16	1,258,835	8.10	5.00
10.01 - 15.00	2,095,032	12.54	6.92	1,304,244	12.92	5.61
15.01 - 20.00	784,000	16.50	5.10	756,200	16.49	5.01
20.01 - 25.00	322,250	21.56	5.35	309,450	21.55	5.34
	6,658,357	10.96	6.62	3,840,606	12.17	5.10

The movements in Options issued for the year ended December 31, 2025 and year ended December 31, 2024 are summarized as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the period	7,929,119	11.59	7,366,252	12.32
Granted	1,728,324	9.96	1,483,726	8.12
Replacement options in connection with Gatos acquisition	8,242,244	5.08	-	-
Exercised	(10,419,660)	6.51	(20,625)	7.89
Cancelled or expired	(821,670)	10.67	(900,234)	11.89
Balance, end of the period	6,658,357	10.96	7,929,119	11.59

During the year ended December 31, 2025, the aggregate fair value of Options granted was $5.7 million (December 31, 2024 - $4.1 million), or a weighted average fair value of $3.29 per Option granted (December 31, 2024 - $2.77).

During the year ended December 31, 2025, total share-based payments expense related to Options was $6.3 million (December 31, 2024 - $5.0 million).

The following weighted average assumptions were used in estimating the fair value of Options granted using the Black-Scholes Option Pricing Model:

		Year Ended	Year Ended
Assumption	Based on	December 31, 2025	December 31, 2024
Risk-free interest rate (%)	Yield curves on Canadian government zero-coupon bonds with a remaining term equal to the stock options' expected life	1.97	3.48
Expected life (years)	Weighted average life of previously transacted awards	4.07	4.04
Expected volatility (%)	Historical volatility of the Company's stock	57.78	58.00
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	0.26%	0.28%

The weighted average closing price of the Company's common shares at date of exercise for the year ended December 31, 2025 was CAD$10.96 (December 31, 2024 - CAD$10.53).

(c) Restricted Share Units

Under the 2022 LTIP, the Company may award to its directors, employees and consultants non-transferable Restricted Share Units ("RSUs") based on the Company's share price at the date of grant. Unless otherwise stated, the awards typically have a graded vesting schedule over a three-year period and can be settled either in cash or equity upon vesting at the discretion of the Company. Any RSUs granted prior to May 26, 2022 continue to be governed by the terms of the prior 2019 LTIP.

During the year ended December 31, 2025, a total of 1,094,157 RSUs were awarded by the Company to directors and employees under the 2022 LTIP, of which 232,157 RSUs may only be settled in cash resulting in a total expense of $3.5 million (December 31, 2024 - $0.7 million). As at December 31, 2025, there were a total of 323,182 RSUs outstanding that may only be settled in cash, with a total liability of $3.6 million (December 31, 2024 - $0.7 million).

The following table summarizes the changes in RSUs intended to be settled in cash for the year ended December 31, 2025 and the year ended December 31, 2024:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	228,590	7.98	264,280	7.98
Granted	232,157	9.03	-	-
Settled	(73,762)	7.98	-	-
Forfeited	(63,803)	8.15	(35,690)	7.98
Outstanding, end of the year	323,182	8.70	228,590	7.98

The following table summarizes the changes in RSUs intended to be settled in equity for the year ended December 31, 2025 and the year ended December 31, 2024:

	Year Ended December 31, 2025		Year Ended December 31, 2024
		Weighted Average		Weighted Average
	Number of	Fair Value	Number of	Fair Value
	shares	(CAD$)	shares	(CAD$)
Outstanding, beginning of the year	1,292,598	9.23	880,889	11.91
Granted	862,000	8.73	863,050	7.96
Settled	(567,138)	9.91	(374,408)	12.65
Forfeited	(157,989)	8.64	(76,933)	9.10
Outstanding, end of the year	1,429,471	8.72	1,292,598	9.23

During the year ended December 31, 2025, total share-based payments expense for RSUs that the Company intends to settle in equity was $4.2 million (December 31, 2024 - $5.0 million).

(d) Performance Share Units

Under the 2022 LTIP the Company may award to its directors, employees and consultants non-transferable Performance Share Units ("PSUs"). The amount of units to be issued on the vesting date will vary from 0% to 200% of the number of PSUs granted, depending on the Company's total shareholder return compared to the return of a selected group of peer companies over a three-year period commencing as of the grant date. Unless otherwise stated, the PSU awards typically vest three years from the grant date and can be settled either in cash or equity upon vesting at the discretion of the Company. The fair value of a PSU is based on the Company's share price at the date of grant and will be adjusted based on the number of common shares actually issuable in respect of the PSU, which shall be determined on the vesting date. Any PSUs granted prior to May 26, 2022 continue to be governed by the terms of the prior 2019 LTIP.

During the year ended December 31, 2025, a total of 496,697 PSUs were awarded by the Company to employees under the 2022 LTIP, of which 26,840 PSUs may only be settled in cash, resulting in a total expense of $0.3 million (December 31, 2024 - $0.1 million). As at December 31, 2025, there were a total of 47,320 PSUs outstanding that may only be settled in cash, with a total liability of $0.4 million (December 31, 2024 - $0.1 million).

The following table summarizes the changes in PSUs intended to be settled in equity granted to employees and consultants for the year ended December 31, 2025 and the year ended December 31, 2024:

	Year Ended December 31, 2025		Year Ended December 31, 2024
		Weighted Average		Weighted Average
	Number of	Fair Value	Number of	Fair Value
	shares	(CAD$)	shares	(CAD$)
Outstanding, beginning of the period	949,809	10.03	624,968	12.86
Granted	469,857	8.58	470,500	7.98
Settled	-	-	(51,050)	17.08
Forfeited	(290,775)	11.87	(94,609)	14.69
Outstanding, end of the period	1,128,891	8.96	949,809	10.03

During the year ended December 31, 2025, total share-based payments expense related to PSUs that the Company intends to settle in equity was $2.2 million (December 31, 2024 - $2.1 million).

(e) Deferred Share Units

The terms of the 2019 LTIP permitted the Company to grant to its directors, employees and consultants non-transferable Deferred Share Units ("DSUs"), among other awards. Unless otherwise stated, DSUs awarded under the 2019 LTIP typically vested immediately of the grant date. The fair value of DSUs granted under the 2019 LTIP is based on the Company's share price as at the date of grant. All DSUs awarded by the Company will be settled in common shares of the Company.

The following table summarizes the changes in DSUs granted to directors under the 2019 LTIP for the year ended December 31, 2025 and the year ended December 31, 2024:

	Year Ended December 31, 2025		Year Ended December 31, 2024
		Weighted Average		Weighted Average
	Number of	Fair Value	Number of	Fair Value
	shares	(CAD$)	shares	(CAD$)
Outstanding, beginning of the period	30,161	15.99	50,601	15.83
Settled	-	-	(20,440)	15.59
Outstanding, end of the period	30,161	15.99	30,161	15.99

On March 23, 2022, a revised standalone DSU plan was adopted by the Company (the "2022 DSU Plan"). All DSUs issued under the 2022 DSU Plan will be settled in cash only.

The following table summarizes the changes in DSUs granted to directors for the year ended December 31, 2025 and the year ended December 31, 2024 under the 2022 DSU plan:

	Year Ended December 31, 2025		Year Ended December 31, 2024
		Weighted Average		Weighted Average
	Number of	Fair Value	Number of	Fair Value
	shares	(CAD$)	shares	(CAD$)
Outstanding, beginning of the period	101,144	9.44	62,332	10.97
Granted	63,310	8.46	75,184	7.98
Settled	-	-	(36,372)	9.03
Outstanding, end of the period	164,454	9.06	101,144	9.44

During the year ended December 31, 2025, total share-based payments expense related to DSU's under the 2022 DSU plan was $2.1 million (December 31, 2024 - $0.4 million). As at December 31, 2025, there were a total of 164,454 DSUs outstanding, with a total liability of $2.7 million (December 31, 2024 - $0.6 million).

(f) Dividends

The Company declared the following dividends during the year ended December 31, 2025:

		Dividend per Common
Declaration Date	Record Date	Share
February 19, 2025	February 28, 2025	$0.0057
May 7, 2025	May 16, 2025	$0.0045
August 13, 2025	August 29, 2025	$0.0048
November 4, 2025	November 14, 2025	$0.0052
February 18, 2026(1)	February 27, 2026	$0.0083

(1) These dividends were declared subsequent to the period end and have not been recognized as distributions to owners during the period presented.